Organization, Principal Activities and Management’s Plans (Details) - USD ($)					6 Months Ended		12 Months Ended
	Mar. 16, 2026	Nov. 12, 2025	May 09, 2025	Jan. 23, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Dec. 24, 2025	Jan. 06, 2022
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Authorized share capital											500,000,000
Shares of par value (in Dollars per share)		$ 0.0001									$ 0.0001
Aggregate ordinary shares				1,250,000
Ordinary shares par value (in Dollars per share)					$ 0.0025
Gross proceed (in Dollars)		$ 8,000,000
Ordinary shares, authorized			483,750,000
Cash (in Dollars)					$ 1,653,308		$ 572,807	$ 407,031
Working capital (in Dollars)					13,000,000		6,700,000
Net cash used in operating activities (in Dollars)					(5,730,198)	$ (1,559,979)	(3,455,557)	(362,322)	$ 1,584,246
Aggregate ordinary shares issued	1	13,333,333
Warrants		26,666,666
Warrants price per share (in Dollars per share)		$ 0.6
Number of shares per units		1
Public offering price of the ordinary shares in this offering percent		110.00%
Warrants will be exercisable on a cashless basis and will expire duration		120 days
Equity interest percent										99.00%
Total authorized share capital was adjusted (in Dollars)	$ 50,000
Accounts receivable and contract assets (in Dollars)						$ 1,600,000
Common Stock [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Shares of par value (in Dollars per share)				$ 4
Ordinary shares par value (in Dollars per share)				$ 0.0001
Liquidity and Capital Resources [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Net cash used in operating activities (in Dollars)					$ 5,700,000		3,500,000	$ 400,000
Company share value issued in equity financing (in Dollars)							$ 8,000,000
Over-Allotment Option [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Additional ordinary shares				187,500
Underwriting [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Gross proceed (in Dollars)				$ 5,000,000
Class A Ordinary Shares [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.0025		$ 0.0025
Ordinary shares, issued					1,615,128		450,000
Ordinary shares, outstanding					1,615,128		450,000
Common stock voting rights			each having one vote per share		each having 1 vote per share		each having 1 vote per share
Ordinary shares, authorized					19,800,000		19,800,000
Aggregate ordinary shares issued		15,794,229
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001
Ordinary shares, issued			16,250,000
Ordinary shares, outstanding			16,250,000
Ordinary shares, authorized	19,800,000
Aggregate ordinary shares issued					533,334	50,000
Class A Ordinary Shares [Member] | Maximum [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Class A Ordinary Shares [Member] | Minimum [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0025
Class B Ordinary Shares [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.0025		$ 0.0025
Ordinary shares, issued					200,000		200,000
Ordinary shares, outstanding					200,000		200,000
Common stock voting rights			each having twenty votes per share		each having 20 vote per share		each having 20 vote per share
Ordinary shares, authorized					200,000		200,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001
Ordinary shares, authorized	200,000		5,000,000
Class B Ordinary Shares [Member] | Maximum [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Class B Ordinary Shares [Member] | Minimum [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0025
Mr. Dingxin Sun [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Equity interest, percentage					92.47%		92.47%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Equity interest, percentage					7.43%		7.43%
Chaofu Chen [Member]
Organization, Principal Activities and Management’s Plans (Details) [Line Items]
Equity interest, percentage					0.10%		0.10%